Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Notional amount		$ 5,264,000
Liability, net		56,000
Impairment costs	$ 1,426,000
Restricted cash		$ 352,000	$ 350,000
Right of use assets and the related lease liability	$ 785